UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 22023

Nuveen Managed Accounts Portfolios Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: July 31

Date of reporting period: October 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio

October 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Alabama – 1.6%

$1,020	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series 2001, 5.500%, 12/01/10	No Opt. Call	A–	$1,022,693

850	Alabama State Board of Education, Revenue Bonds, Faulkner State Community College, Series 2009, 6.125%, 10/01/28	10/18 at 100.00	A1	958,350

540	Gadsden, Alabama, General Obligation Warrants, Series 2005, 5.000%, 3/01/19 – AMBAC Insured	No Opt. Call	N/R	570,704
2,410	Total Alabama			2,551,747
	Alaska – 0.6%

145	Alaska Municipal Bond Bank Authority, General Obligation Bonds, Series 2006-2, 5.500%, 12/01/21 – NPFG Insured (Alternative Minimum Tax)	12/16 at 100.00	Aa3	154,660

770	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 4.625%, 6/01/23	6/14 at 100.00	Baa3	755,924
915	Total Alaska			910,584
	Arizona – 1.1%

1,000	Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza, Series 2005B, 0.000%, 7/01/28 – FGIC Insured	No Opt. Call	AA+	1,016,350

500	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Tender Option Bond Trust 10-9W, 17.009%, 1/01/38 (IF)	1/18 at 100.00	Aa1	612,660

95	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.500%, 12/01/17 (Alternative Minimum Tax)	No Opt. Call	N/R	94,679
1,595	Total Arizona			1,723,689
	Arkansas – 1.4%

1,000	Benton, Arkansas, Public Utility Revenue Bonds, Series 2006, 5.000%, 9/01/21 – AMBAC Insured	3/17 at 100.00	N/R	1,098,160

	Bryant, Arkansas, Capital Improvement Refunding and Construction Revenue Bonds, Series 2010:
500	4.875%, 2/01/35	8/15 at 100.00	N/R	504,930
640	5.000%, 2/01/40	8/15 at 100.00	N/R	645,338
2,140	Total Arkansas			2,248,428
	California – 12.4%

500	ABAG Finance Authority for Non-Profit Corporations, California, Revenue Bonds, Casa de Lad Campanas, Series 2010, 6.000%, 9/01/37	9/20 at 100.00	A–	517,605

500	California Educational Facilities Authority, Revenue Bonds, University of Southern California, Tender Option Bond Trust 3144, 11.844%, 10/01/16 (IF)	No Opt. Call	AA+	680,300

100	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System, Series 1993A, 5.400%, 5/01/28 (ETM)	1/11 at 100.00	AAA	100,357

1,500	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2010A, 5.500%, 7/01/30	7/20 at 100.00	Baa1	1,529,175

1,200	California State Department of Veteran Affairs, Home Purchase Revenue Bonds, Series 2007B, 5.150%, 12/01/27 (Alternative Minimum Tax)	12/16 at 100.00	AA	1,202,868

575	California State Public Works Board, Lease Revenue Bonds, Department of Corrections & Rehabilitation, Series 2009H, 5.500%, 11/01/27	11/19 at 100.00	A2	606,947

1,000	California State, General Obligation Bonds, Various Purpose Series 2009, 6.500%, 4/01/33	4/19 at 100.00	A1	1,177,620

720	California, Various Purpose General Obligation Bonds, Series 1997, 5.625%, 10/01/21 – BHAC Insured	4/11 at 100.00	AA+	732,010

1,000	Gilroy Unified School District, Santa Clara County, California, General Obligation Bonds, Series 2009A, 6.000%, 8/01/25 – AGC Insured	No Opt. Call	AA+	1,182,520

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

October 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,100	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/17	1/11 at 100.00	A2	$1,100,209

1,000	Long Beach, California, Harbor Revenue Bonds, Series 2005A, 5.000%, 5/15/23 – NPFG Insured (Alternative Minimum Tax)	5/15 at 100.00	AA	1,032,390

1,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Series 2009A, 5.250%, 5/15/29	5/19 at 100.00	AA	1,099,570

500	Murrieta, California, Special Tax Bonds, Community Facilities District 2003-3, Creekside Village Improvement Area 1, Series 2005, 5.200%, 9/01/35	9/12 at 100.00	N/R	439,875

1,000	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010, 7.500%, 4/01/35	No Opt. Call	BB	1,001,020

1,000	Palo Alto Unified School District, Santa Clara County, California, General Obligation Bonds, Capital Appreciation Series 2008, 0.000%, 8/01/26	No Opt. Call	AAA	459,990

1,000	Peralta Community College District, Alameda County, California, General Obligation Bonds, Series 2004C, 5.500%, 8/01/24 – NPFG Insured	8/12 at 102.00	Aa2	1,088,320

850	Public Utilities Commission of the City and County of San Francisco, California, Water Revenue Bonds, Series 2006A, 5.000%, 11/01/25 – AGM Insured	5/16 at 100.00	AA+	945,574

1,000	San Gorgonio Memorial Healthcare District,Riverside County, California, General Obligation Bonds, Series 2009C, 7.000%, 8/01/27	8/17 at 100.00	A1	1,119,440

1,500	San Mateo County Joint Powers Financing Authority, California, Lease Revenue Refunding Bonds, Capital Projects, Series 2009A, 5.250%, 7/15/25	1/20 at 100.00	AA+	1,677,510

1,275	San Mateo Union High School District, San Mateo County, California, Certificates of Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 – AMBAC Insured	12/17 at 100.00	AA–	1,227,175

750	Western Municipal Water District Facilities Authority, California, Water Revenue Bonds, Series 2009B, 5.000%, 10/01/34	10/19 at 100.00	AA+	796,823
19,070	Total California			19,717,298
	Colorado – 2.9%

1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Longterm Care National Obligated Group Project, Series 2010A, 5.250%, 11/15/20	No Opt. Call	N/R	987,620

500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association, Series 2008, 5.750%, 5/15/36	5/18 at 100.00	BBB	513,830

75	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Yampa Valley Medical Center, Series 2007, 5.000%, 9/15/15	No Opt. Call	BBB	80,842

300	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007B-1, 5.500%, 9/01/24 – NPFG Insured	9/15 at 100.00	A	305,451

535	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40	3/20 at 100.00	N/R	551,194

500	Fossil Ridge Metropolitan District 1, Lakewood, Colorado, Tax-Supported Revenue Bonds, Refunding Series 2010, 7.250%, 12/01/40	12/20 at 100.00	N/R	500,660

1,000	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 6.500%, 1/15/30	7/20 at 100.00	Baa3	1,106,890

500	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39	12/20 at 100.00	N/R	511,345
4,410	Total Colorado			4,557,832
	Connecticut – 0.5%

670	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2009, Trust 3363, 13.250%, 7/01/16 (IF)	No Opt. Call	AAA	811,759

2	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	District of Columbia – 0.4%

$450	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.750%, 5/15/40	5/11 at 101.00	BBB	$450,495

250	District of Columbia, Revenue Bonds, The Catholic University of America, Series 2010, 5.000%, 10/01/34	10/18 at 100.00	A	253,583
700	Total District of Columbia			704,078
	Florida – 5.6%

1,500	Bay County School Board, Florida, Certificates of Participation Master Lease Program Series 2007A, 5.000%, 7/01/24 – AMBAC Insured	7/17 at 100.00	Aa3	1,555,410

1,440	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2010A, 5.250%, 9/01/30	No Opt. Call	BBB	1,415,506

25	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Series 2007A, 6.000%, 5/01/38	5/17 at 100.00	N/R	22,670

25	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37	5/17 at 100.00	N/R	19,024

200	Brevard County, Florida, North Brevard Recreation Special District, Limited Ad Valorem Tax Bonds, Parks and Recreation Program, Series 2007, 5.625%, 7/01/15 – AMBAC Insured	No Opt. Call	N/R	216,860

	Brevard County, Florida, South Brevard Recreation Special District, Limited Ad Valorem Tax Bonds, Parks and Recreation Program, Series 2007:
1,035	5.000%, 7/01/13 – AMBAC Insured	No Opt. Call	N/R	1,078,118
360	5.000%, 7/01/22 – AMBAC Insured	No Opt. Call	N/R	363,247

500	Crystal River, Florida, Water and Sewer Revenue Bonds, Refunding & Improvement Series 2002, 5.000%, 10/01/25 – AMBAC Insured	10/12 at 100.00	N/R	502,280

750	Florida Board of Education, Lottery Revenue Bonds, Series 2006A, 5.000%, 7/01/21 – AMBAC Insured	7/15 at 101.00	AAA	819,030

425	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2008-1, 6.450%, 1/01/39 (Alternative Minimum Tax)	7/17 at 100.00	AA+	458,962

885	Gulf Breeze, Florida, Revenue Improvement Non-Ad Valorem Bonds, Series 2007, 5.000%, 12/01/32 – AMBAC Insured	12/17 at 100.00	N/R	836,883

250	Levy County, Florida, School Board Certificates of Participation, Series 2005, 3.125%, 7/01/11 – AMBAC Insured	No Opt. Call	N/R	253,025

475	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010A-1, 5.250%, 10/01/30	10/20 at 100.00	A2	500,327

60	Okaloosa County Gas District, Florida, Gas System Revenue Bonds, Series 2005A, 4.400%, 10/01/29 – AMBAC Insured	10/14 at 100.00	A+	60,510

100	Pasco County, Florida, Sales Tax Revenue Bonds, Series 2003, 5.000%, 12/01/15 – AMBAC Insured	12/13 at 100.00	Aa3	108,615

500	Sanibel, Florida, General Obligaiton Bonds, Series 2006, 4.350%, 2/01/36 – AMBAC Insured	8/16 at 100.00	N/R	502,375

75	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 5.750%, 10/01/22	10/17 at 100.00	BBB–	76,280

25	Sunrise, Florida, Utility System Revenue Refunding Bonds, Series 1998, 5.000%, 10/01/28 – AMBAC Insured	10/18 at 100.00	AA–	26,155

75	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007, 6.375%, 5/01/17	No Opt. Call	N/R	63,914
8,705	Total Florida			8,879,191
	Georgia – 2.3%

650	Atlanta Development Authority, Georgia, Educational Facilities Revenue Bonds, Science Park LLC Project, Series 2007, 5.250%, 7/01/27	7/17 at 100.00	A1	688,539

	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009A:
500	6.000%, 11/01/22	11/19 at 100.00	A1	583,020
500	6.000%, 11/01/24	11/19 at 100.00	A1	573,570

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

October 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Georgia (continued)

$500	La Grange-Troup County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series 2008A, 5.500%, 7/01/38	7/18 at 100.00	Aa2	$524,170

350	Municipal Electric Authority of Georgia, Project One Subordinate Lien Revenue Bonds, Series 2008A, 5.250%, 1/01/21	No Opt. Call	A	406,907

750	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series 2008C, 5.000%, 9/01/38	9/18 at 100.00	AA	797,145
3,250	Total Georgia			3,573,351
	Guam – 0.3%

410	Guam Government, General Obligation Bonds, 2009 Series A, 5.750%, 11/15/14	No Opt. Call	B+	430,914
	Hawaii – 0.9%

1,500	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company Inc., Refunding Series 2007B, 4.600%, 5/01/26 – FGIC Insured (Alternative Minimum Tax)	No Opt. Call	Baa1	1,467,765
	Idaho – 0.8%

750	Boise-Kuna Irrigation District, Ada and Canyon Counties, Idaho, Arrowrock Hydroelectric Project Revenue Bonds, Series 2008, 7.375%, 6/01/34	6/18 at 100.00	A3	861,045

	Idaho Housing and Finance Association, Single Family Mortgage Revenue Bonds, Series 2008A-1:
125	5.625%, 7/01/28 (Alternative Minimum Tax)	1/17 at 100.00	Aaa	132,221
335	6.250%, 7/01/38 (Alternative Minimum Tax)	1/17 at 100.00	Aaa	352,112
1,210	Total Idaho			1,345,378
	Illinois – 11.6%

1,000	Berwyn, Illinois, General Obligation Bonds, Refunding Series 2004, 5.000%, 12/01/13 – AMBAC Insured	No Opt. Call	N/R	1,078,120

1,000	Bourbonnais, Illinois, Industrial Project Revenue Bonds, Olivet Nazarene University Project, Series 2010, 6.000%, 11/01/35	11/20 at 100.00	BBB	1,064,200

1,085	Chicago State University, Illinois, Auxiliary Facilities System Revenue Bonds, Series 1998, 5.500%, 12/01/23 – NPFG Insured	No Opt. Call	A	1,190,050

355	Chicago, Illinois, General Obligation Refunding Bonds, Series 1992, 6.250%, 1/01/11 – AMBAC Insured	No Opt. Call	AA–	358,660

500	Chicago, Illinois, Second Lien General Airport Revenue Refunding Bonds, O’Hare International Airport, Series 1999, 5.500%, 1/01/16 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	AA–	506,460

500	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	BB–	520,655

750	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008B, 5.500%, 8/15/21	8/18 at 100.00	A–	798,795

650	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A, 5.625%, 1/01/37	1/18 at 100.00	Baa1	633,867

1,000	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Series 2009, 6.250%, 2/01/19	No Opt. Call	Baa2	1,084,740

1,000	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A, 6.000%, 5/15/39	5/20 at 100.00	A	1,058,790

700	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical Centers, Series 2008A, 6.000%, 8/15/23	8/18 at 100.00	BBB	767,179

665	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare, Series 2002, 6.250%, 1/01/17	1/13 at 100.00	Baa1	688,913

800	Markham, Cook County, Illinois, General Obligation Bonds, Library Purpose Series 2005B, 5.250%, 1/01/18 – RAAI Insured	No Opt. Call	N/R	840,080

	Markham, Illinois, General Obligation Bonds, Series 2008A:
605	4.750%, 2/01/17	No Opt. Call	BBB	619,423
455	4.750%, 2/01/18	No Opt. Call	BBB	460,342
400	6.000%, 2/01/25	2/18 at 100.00	BBB	415,428

4	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$1,220	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 5.250%, 6/15/42 – NPFG Insured	6/12 at 101.00	AAA	$1,232,285

500	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Hospitality Facility, Series 1996A, 7.000%, 7/01/26 (ETM)	No Opt. Call	AAA	683,725

250	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1991, 6.700%, 11/01/21 – FGIC Insured	No Opt. Call	AA	308,865

250	Saint Clair County High School District 203, O’Fallon, Illinois, General Obligation Bonds, Series 2007, 5.750%, 12/01/26 – AMBAC Insured	12/17 at 100.00	A+	280,203

750	Southwestern Illinois Development Authority, Local Goverment Program Bonds, St. Clair County Community Unit School District 19 Mascoutah, Series 2009, 5.750%, 2/01/29 – AGC Insured	No Opt. Call	AA+	856,463

1,290	Sugar Grove, Kane County, Illinois, General Obligation Water & Sewer Alternate Revenue Refunding Bonds, Series 2006, 4.500%, 5/01/21 – SYNCORA GTY Insured	5/14 at 100.00	N/R	1,318,522

1,060	Tazewell County School District 51, Illinois, General Obligation Bonds, Series 2007, 9.000%, 12/01/26 – FGIC Insured	No Opt. Call	A1	1,634,191
16,785	Total Illinois			18,399,956
	Indiana – 4.2%

1,000	Boone County Hospital Association, Indiana, Lease Revenue Bonds, Series 2010, 5.000%, 1/15/30	1/20 at 100.00	AA–	1,031,970

250	Central Nine Career Charter School Building Corporation, Indiana, General Obligation Bonds, Series 2007, 5.500%, 1/15/17	No Opt. Call	A	284,103

1,000	Fishers Redevelopment District, Indiana, General Obligation Bonds, Saxony Project Series 2009, 5.250%, 7/15/34	1/20 at 100.00	AA	1,034,610

1,000	Hendricks County, Indiana, Redevelopment District Tax Increment Revenue Bonds, Refunding Series 2010B, 6.450%, 1/01/23	1/16 at 100.00	Baa2	1,032,910

525	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 7.000%, 10/01/39	10/19 at 100.00	BBB–	564,207

1,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Union Hospital, Series 1993, 5.125%, 9/01/18 – NPFG Insured	1/11 at 100.00	Baa1	999,980

250	Merrillville Multi-School Building Corporation, Lake County, Indiana, First Mortgage Revenue Bonds, Series 2008, 5.250%, 7/15/22	1/18 at 100.00	A	272,960

855	Portage Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2008, 5.250%, 1/15/19 – CIFG Insured	1/18 at 100.00	A	915,902

75	Portage, Indiana, Revenue Bonds, Series 2006, 5.000%, 7/15/23	7/16 at 100.00	A	76,412

400	Tri-Creek Middle School Building Corporation, Indiana, First Mortgage Bonds, Series 2008, 6.000%, 1/15/16 – AGM Insured	No Opt. Call	AA+	483,596
6,355	Total Indiana			6,696,650
	Kansas – 0.7%

750	Kansas State Independent College Finance Authority, Revenue Anticipation Notes, Private Education Short-Term Loan Program, Series 2010F, 5.500%, 5/01/11	No Opt. Call	N/R	752,025

325	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Redevelopment Project Area B, Series 2005, 4.750%, 12/01/16	12/15 at 100.00	N/R	347,058
1,075	Total Kansas			1,099,083
	Kentucky – 0.3%

500	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1, 5.750%, 12/01/28 – AGC Insured	6/18 at 100.00	AA+	549,725

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

October 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Louisiana – 0.6%

$500	St John Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation, Series 2007A, 5.125%, 6/01/37	6/17 at 100.00	BBB+		$497,960

430	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39	5/11 at 101.00	BBB		434,115
930	Total Louisiana				932,075
	Maine – 0.2%

315	South Berwick, Maine, Education Revenue Bonds, Berwick Academy Issue, Series 1998, 5.250%, 8/01/13	1/11 at 100.00	BBB		315,614
	Maryland – 1.3%

750	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds, Johns Hopkins Medical Institution, Series 2004B, 5.000%, 7/01/15 – AMBAC Insured	1/15 at 100.00	N/R		844,740

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Civista Medical Center, Series 2005:
155	4.000%, 7/01/17 – RAAI Insured	7/14 at 100.00	N/R		149,529
1,275	5.000%, 7/01/37 – RAAI Insured	7/14 at 100.00	N/R		1,097,252
2,180	Total Maryland				2,091,521
	Massachusetts – 1.2%

750	Massachusetts Development Finance Agency, Revenue Bonds, The Sabis International Charter School, Series 2009A, 8.000%, 4/15/31	10/19 at 100.00	BBB		869,715

300	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center Issue, Series 2008A, 6.250%, 1/15/28	1/18 at 100.00	N/R		282,072

535	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University, Tender Option Bond Trust 2010-20W, 13.198%, 12/15/34 (IF)	12/19 at 100.00	AAA		693,387
1,585	Total Massachusetts				1,845,174
	Michigan – 2.1%

750	Michigan Higher Education Facilities Authority, Limited Obligation Revenue Bonds, Alma College Project, Series 2008, 5.500%, 6/01/28	6/18 at 100.00	A3		791,813

80	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I, 4.750%, 10/15/25	1/11 at 100.00	Aa3		80,049

	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center Obligated Group, Series 1998A:
120	5.125%, 8/15/18	2/11 at 100.00	BB–		119,078
125	5.250%, 8/15/23 – ACA Insured	1/11 at 100.00	BB–		122,168
30	5.250%, 8/15/23	2/11 at 100.00	Ba3		29,320
120	5.250%, 8/15/28 – ACA Insured	1/11 at 100.00	BB–		112,231

75	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1993B, 5.500%, 8/15/23	2/11 at 100.00	BB–		73,278

860	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1997A, 5.250%, 8/15/27 – AMBAC Insured	1/11 at 100.00	BB–		822,925

860	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Trinity Health Credit Group, Series 2000A, 6.000%, 12/01/27 – AMBAC Insured	12/10 at 101.00	Aa2		870,019

15	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Trinity Health Credit Group, Series 2000A, 6.000%, 12/01/27 (Pre-refunded 12/01/10) – AMBAC Insured	12/10 at 101.00	Aa2	(4)	15,219

15	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1993A, 6.250%, 8/15/13	2/11 at 100.00	BB–		15,006

6	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$300	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	6/18 at 100.00	Baa3	$301,998
3,350	Total Michigan			3,353,104
	Minnesota – 0.4%

105	Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2005, 4.150%, 4/01/12	No Opt. Call	BBB	107,456

500	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2010, 3.750%, 7/01/15	No Opt. Call	N/R	509,455
605	Total Minnesota			616,911
	Missouri – 2.4%

1,000	Carroll County Public Water Supply District 1, Missouri, Water System Revenue Bonds, Refunding Series 2009, 5.625%, 3/01/34	3/18 at 100.00	A	1,042,920

900	Hannibal Industrial Development Authority, Missouri, Health Facilities Refunding Revenue Bonds, Hannibal Regional Hospital, Series 2010, 5.500%, 9/01/20	9/13 at 100.00	BBB+	933,813

1,000	Missouri Development Finance Board, Independence, Infrastructure Facilities Revenue Bonds, Water System Improvement Projects, Series 2009C, 5.750%, 11/01/29	No Opt. Call	A	1,043,860

600	Missouri Development Finance Board, Infrastructure Facilities Leasehold Revenue Bonds, Independence Electric System Projects, Series 2009D, 5.750%, 6/01/34	No Opt. Call	A	618,954

287	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	No Opt. Call	N/R	232,192
3,787	Total Missouri			3,871,739
	Nebraska – 0.3%

500	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Refunding Bonds, Children’s Hospital Obligated Group, Series 2008B, 6.125%, 8/15/31	8/17 at 100.00	A2	538,880
	Nevada – 1.9%

815	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2007A1, 5.000%, 7/01/19 – AMBAC Insured (Alternative Minimum Tax)	7/17 at 100.00	Aa3	866,443

	North Las Vegas, Nevada, General Obligation Bonds, Series 2006:
1,000	5.000%, 5/01/28 – NPFG Insured	5/16 at 100.00	Aa2	1,033,990
1,000	5.000%, 5/01/30 – NPFG Insured	No Opt. Call	Aa2	1,026,590

100	Sparks Local Improvement District 3, Legends at Sparks Marina, Nevada, Limited Obligation Improvement Bonds, Series 2008, 6.750%, 9/01/27	9/18 at 100.00	N/R	97,730
2,915	Total Nevada			3,024,753
	New Jersey – 2.0%

	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series 2004:
750	5.250%, 12/01/18 – AMBAC Insured	12/14 at 100.00	N/R	814,193
500	5.250%, 12/01/20 – AMBAC Insured	12/14 at 100.00	N/R	533,405

1,000	New Jersey Health Care Facilities Financing Authority, Trinitas Hospital Obligated Group, Refunding Series 2007B, 4.800%, 7/01/13	No Opt. Call	BBB–	1,034,650

805	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2008X, 5.000%, 4/01/17 (Alternative Minimum Tax)	No Opt. Call	AA	858,621
3,055	Total New Jersey			3,240,869
	New Mexico – 0.5%

500	Farmington, New Mexico, Pollution Control Revenue Bonds, Arizona Public Service Company, Series 1994C, 2.875%, 9/01/24 (Mandatory put 10/10/13) (Alternative Minimum Tax)	No Opt. Call	Baa2	500,010

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

October 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Mexico (continued)

$250	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan Project, Series 2007A, 5.150%, 6/01/37 – FGIC Insured (Alternative Minimum Tax)	6/12 at 100.00	Baa3	$223,443
750	Total New Mexico			723,453
	New York – 4.5%

500	Dormitory Authority of the State of New York, Insured Revenue Bonds, Staten Island University Hospital, Series 1998, 5.000%, 7/01/17 – AMBAC Insured	1/11 at 100.00	Baa3	500,140

1,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2008A, 6.000%, 5/01/33	5/19 at 100.00	A–	1,146,100

675	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida Health System, Series 2007A, 5.250%, 2/01/27	No Opt. Call	BBB–	626,805

100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1, 5.700%, 7/01/13	No Opt. Call	N/R	99,321

1,000	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006, 5.000%, 3/01/46 – FGIC Insured	9/16 at 100.00	BBB–	985,890

500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Tender Option Bond Trust 3484, 17.681%, 10/01/16 (IF)	No Opt. Call	AA+	632,720

500	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, Pooled Loan Issue, Series 2005B, 5.500%, 10/15/27	No Opt. Call	AAA	622,340

435	New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding Bonds, Series 87, 5.150%, 4/01/17	1/11 at 100.00	Aa1	442,830

500	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	541,465

930	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/19	No Opt. Call	AA–	1,015,653

450	Saratoga County Water and Sewer Authority, New York, Revenue Bonds, Series 2008, 5.000%, 9/01/38	9/18 at 100.00	AA	475,812
6,590	Total New York			7,089,076
	North Carolina – 3.6%

100	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series 2007, 5.250%, 10/01/21	10/17 at 100.00	N/R	100,341

1,000	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding Series 2010B, 5.375%, 7/01/28 (Alternative Minimum Tax)	7/20 at 100.00	A+	1,044,400

665	Charlotte, North Carolina, Water and Sewer System Refunding Bonds, Tender Option Bond Trust 43W, 13.074%, 7/01/38 (IF)	7/20 at 100.00	AAA	856,779

665	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue Bonds, Series 2009A, Trust 1149, 13.898%, 7/15/38 (IF)	1/19 at 100.00	AA–	802,276

350	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B, 6.000%, 1/01/22 – FGIC Insured	No Opt. Call	Baa1	424,890

500	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2008A, 5.250%, 1/01/20	1/18 at 100.00	A–	559,760

340	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University Health System, Tender Option Bond Trust 11808, 21.573%, 6/01/18 (IF)	No Opt. Call	AA	421,974

740	North Carolina Medical Care Commission, Revenue Bonds, Maria Parham Medical Center, Series 2003, 5.500%, 10/01/17 – RAAI Insured	No Opt. Call	BB	734,095

8	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Carolina (continued)

$500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2008C, 5.250%, 1/01/19	1/18 at 100.00	A	$576,975

100	University of North Carolina System, Pooled Revenue Bonds, Series 2004B, 4.000%, 4/01/15 – AMBAC Insured	4/14 at 100.00	N/R	107,114
4,960	Total North Carolina			5,628,604
	Ohio – 1.4%

240	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A, 6.000%, 1/01/32	7/13 at 100.00	Aa2	259,277

750	Lorain, Ohio, General Obligation Bonds, Pellet Terminal Improvement Series 2008, 6.750%, 12/01/23	12/18 at 100.00	A3	850,920

1,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–	1,087,250
1,990	Total Ohio			2,197,447
	Oklahoma – 0.6%

	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2010C:
610	4.500%, 6/01/21 (WI/DD, Settling 11/10/10) (Alternative Minimum Tax)	No Opt. Call	A3	597,202
440	4.750%, 6/01/22 (WI/DD, Settling 11/10/10) (Alternative Minimum Tax)	6/21 at 100.00	A3	432,291
1,050	Total Oklahoma			1,029,493
	Oregon – 0.7%

1,000	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Series 2007B, 0.000%, 6/15/27 – AGM Insured	6/17 at 100.00	AA+	1,043,020
	Pennsylvania – 6.7%

1,980	Blair County, Pennsylvania, General Obligation Bonds, Series 2001A, 5.375%, 8/01/16 – AMBAC Insured	No Opt. Call	N/R	2,291,355

250	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann College, Series 2008, 6.000%, 10/01/25	10/18 at 100.00	BBB	274,748

500	Delaware County Authority, Pennsylvania, Revenue Bonds, Elwyn, Inc. Project, Series 2010, 5.000%, 6/01/25	6/17 at 100.00	BBB	506,135

500	Erie Higher Education Building Authority, Pennsylvania, Revenue Bonds, Gannon University Project, Series 2010A, 5.375%, 5/01/30	5/20 at 100.00	BBB	505,000

30	Harrisburg, Dauphin County, Pennsylvania, General Obligation Refunding Bonds, Series1997D, 0.000%, 3/15/15 – AMBAC Insured	No Opt. Call	N/R	19,975

1,200	Harrisburg, Dauphin County, Pennsylvania, General Obligation Refunding Notes, Series1997F, 0.000%, 3/15/17 – AMBAC Insured	No Opt. Call	N/R	663,504

1,250	Lackawanna County, Pennsylvania, General Obligation Notes, Series 2009B, 6.000%, 9/15/32 – AGC Insured	9/19 at 100.00	AA+	1,380,138

100	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Brethren Village Project, Series 2008A, 5.200%, 7/01/12	7/11 at 100.00	N/R	100,713

500	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds, Philadelphia Biosolids Facility Project, Series 2009, 5.000%, 1/01/14	No Opt. Call	Baa3	534,090

1,000	Pennsylvania Economic Development Financing Authority, Water Facilities Revenue Refunding Bonds, Aqua Pennsylvania, Inc. Project, Series 2010A, 5.000%, 12/01/34 (WI/DD, Settling 11/17/10) (Alternative Minimum Tax)	12/20 at 100.00	AA–	999,260

375	Pennsylvania State University, General Revenue Bonds, Series 2005, 5.000%, 9/01/35	9/15 at 100.00	Aa1	399,289

335	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, MaST Charter School Project, Series 2010, 5.000%, 8/01/20	No Opt. Call	BBB+	342,584

1,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Nineth Series, 2007, 5.000%, 8/01/30	8/20 at 100.00	BBB+	1,012,640

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

October 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Pennsylvania (continued)

$870	Philadelphia Municipal Authority, Philadelphia, Pennsylvania, Lease Revenue Bonds, Series 2009, 6.000%, 4/01/23	No Opt. Call	A1		$970,937

625	Westmoreland County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Excela Health Project, Series 2010A, 5.000%, 7/01/25	7/20 at 100.00	A3		641,356
10,515	Total Pennsylvania				10,641,724
	Rhode Island – 2.0%

	Pawtucket Housing Authority, Rhode Island, Capital Fund Housing Revenue Bonds, Series 2010:
410	5.500%, 9/01/27	9/20 at 103.00	AA		456,146
970	5.500%, 9/01/29	9/20 at 103.00	AA		1,062,761

250	Rhode Island Student Loan Authority, Student Loan Program Revenue Bonds, Series 2008A, 6.750%, 12/01/28 (Alternative Minimum Tax)	12/17 at 100.00	A		267,670

	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A:
1,160	6.000%, 6/01/23	6/12 at 100.00	BBB		1,196,041
100	6.125%, 6/01/32	6/12 at 100.00	BBB		100,616
75	6.250%, 6/01/42	6/12 at 100.00	BBB		75,084
2,965	Total Rhode Island				3,158,318
	South Carolina – 1.1%

500	Berkeley County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2006, 5.125%, 12/01/30	12/16 at 100.00	A1		515,654

400	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2008A-3, 5.250%, 1/01/19	1/18 at 100.00	A–		451,067

740	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement Revenue Bonds, Palmetto Health Alliance, Series 2003C, 6.000%, 8/01/13	No Opt. Call	BBB+		803,388

10	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 6.375%, 5/15/28 (Pre-refunded 5/15/11)	5/11 at 101.00	BBB	(4)	10,413
1,650	Total South Carolina				1,780,522
	Tennessee – 1.4%

1,000	Claiborne County Industrial Development Board, Tennessee, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2010, 6.000%, 10/01/30	10/20 at 100.00	N/R		1,019,410

100	Memphis-Shelby County Airport Authority, Tennessee, Special Facilities Revenue Refunding Bonds, FedEx Inc., Series 2002, 5.050%, 9/01/12	No Opt. Call	BBB		105,570

1,000	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C, 5.250%, 9/01/36	9/16 at 100.00	BBB+		983,260

50	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.000%, 9/01/16	No Opt. Call	BB+		53,102
2,150	Total Tennessee				2,161,342
	Texas – 6.7%

750	La Vernia Higher Education Financing Corporation, Texas, Charter School Revenue Bonds, Kipp Inc., Series 2009A, 6.000%, 8/15/29	8/19 at 100.00	BBB		794,565

1,385	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The Roman Catholic Diocese of Austin, Series 2005A. Remarketed, 5.750%, 4/01/26	No Opt. Call	Baa2		1,454,804

675	Clifton, Texas, Higher Education Finance Corporation, Education Revenue Bonds, Uplift Education Charter School, Series 2010A, 4.300%, 12/01/16	No Opt. Call	BBB–		699,860

	Harris County, Texas, Water Control and Improvement District 74, Unlimited Tax General Obligation Bonds, Series 2010:
210	4.550%, 8/01/23	2/18 at 100.00	N/R		213,532
195	5.000%, 8/01/36	2/18 at 100.00	N/R		194,146
1,515	5.200%, 8/01/39	2/18 at 100.00	N/R		1,528,544

10	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$650	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 1998A, 6.000%, 7/01/13 – NPFG Insured (Alternative Minimum Tax)	1/11 at 100.00	A	$652,482

1,000	Houston, Texas, Water Conveyance System Contract, Certificates of Participation, Series 1993A-J, 6.800%, 12/15/11 – AMBAC Insured	No Opt. Call	N/R	1,055,820

	North Texas Thruway Authority, First Tier System Revenue Refunding Bonds, Series 2008A:
200	6.000%, 1/01/19	1/18 at 100.00	A2	234,364
325	6.000%, 1/01/23 – NPFG Insured	1/18 at 100.00	A	366,024

375	North Texas Thruway Authority, Second Tier System Revenue Refunding Bonds, Series 2008, 5.750%, 1/01/38	1/18 at 100.00	A3	395,910

2,000	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A, 5.500%, 8/15/39 – AMBAC Insured	8/12 at 100.00	BBB+	2,029,960

1,000	Uptown Development Authority, Houston, Texas, Tax Increment Revenue Bonds, Infrastructure Improvement Facilities, Series 2009, 4.700%, 9/01/20	9/19 at 100.00	BBB+	1,043,910
10,280	Total Texas			10,663,921
	Utah – 1.0%

435	Utah State Charter School Finance Authority, Charter School Revenue Bonds, North Davis Preparatroy Academy, Series 2010, 5.750%, 7/15/20	No Opt. Call	BBB–	442,403

100	Utah State Charter School Finance Authority, Revenue Bonds, Channing Hall Project, Series 2007A, 5.750%, 7/15/22	7/15 at 102.00	N/R	94,687

125	Utah State Charter School Finance Authority, Revenue Bonds, Summit Academy Project, Series 2007A, 5.125%, 6/15/17	No Opt. Call	BBB–	126,603

750	Utah Transit Authority, Sales Tax Revenue Bonds, Tender Option Bond Trust 3006, 17.320%, 6/15/26 – AGM Insured (IF)	6/18 at 100.00	AAA	954,570
1,410	Total Utah			1,618,263
	Virgin Islands – 1.8%

200	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2006, 5.000%, 10/01/16 – FGIC Insured	No Opt. Call	A	222,090

1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Refunding Bonds, Series 2009C, 5.000%, 10/01/22	10/19 at 100.00	Baa2	1,041,600

1,000	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.750%, 10/01/19	No Opt. Call	BBB	1,149,130

500	Virgin Islands Public Finance Authority, Revenue Bonds, Senior Lien Matching Fund Loan Notes,Series 2009A-1, 5.000%, 10/01/24	10/19 at 100.00	BBB	521,175
2,700	Total Virgin Islands			2,933,995
	Virginia – 0.7%

815	Virginia College Building Authority, Educational Facilities Revenue Bonds, Washington and Lee University, Series 2001, 5.750%, 1/01/34	No Opt. Call	AA	1,037,030
	Washington – 1.6%

100	Kalispel Indian Tribe, Washington, Priority Distribution Bonds, Series 2008, 6.625%, 1/01/28	No Opt. Call	N/R	89,230

600	King County, Washington, Sewer Revenue Bonds, Tender Option Bond Trust 3090, 13.101%, 7/01/32 (WI/DD, Settling 11/04/10) – AGM Insured (IF)	7/17 at 100.00	AA+	682,782

75	Skagit County Public Hospital District 1 , Washington, Skagit Valley Hospital, Series 2007, 5.750%, 12/01/28	12/17 at 100.00	Baa2	76,703

1,000	Washington Health Care Facilities Authority, Revenue Bodns, Kadlec Regional Medical Center, Series 2010, 5.250%, 12/01/30 (WI/DD, Settling 11/04/10)	12/20 at 100.00	Baa2	987,730

	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2002:
35	6.500%, 6/01/26	6/13 at 100.00	BBB	36,250
660	6.625%, 6/01/32	6/13 at 100.00	BBB	670,342
2,470	Total Washington			2,543,037

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

October 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin – 3.0%

$500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Tender Option Bond Trust Series 2010-3184, 17.490%, 11/15/17 (IF)	No Opt. Call	Aa1	$590,380

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System, Inc., Series 2010B:
745	4.000%, 4/01/16	No Opt. Call	N/R	762,493
610	5.000%, 4/01/17	No Opt. Call	N/R	650,632

440	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Childrens Hospital of Wisconsin Inc., Series 2008B, 18.442, 8/15/37 (IF)	2/20 at 100.00	AA–	556,512

1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2006A, 5.125%, 2/15/26	2/16 at 100.00	BBB+	997,190

	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
1,000	6.000%, 5/01/27	5/19 at 100.00	AA–	1,179,720
90	6.000%, 5/01/33	No Opt. Call	AA–	102,765
4,385	Total Wisconsin			4,839,692
	Wyoming – 0.2%

250	Wyoming Municipal Power Agency Power Supply System Revenue Bonds, 2008 Series A, 5.500%, 1/01/28	1/18 at 100.00	A2	272,030
$146,852	Total Long-Term Investments (cost $147,340,359) – 97.5%			154,859,035
	Short-Term Investments – 0.6%

	Michigan – 0.6%

$1,000	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Variable Rate Demand Obligations, Series 2006, 5.000%, 3/21/11 (5)	No Opt. Call	SP-1	1,010,250
	Total Short-Term Investments (cost $1,000,371)			1,010,250
	Total Investments (cost $148,340,730) – 98.1%			155,869,285
	Other Assets Less Liabilities – 1.9%			2,945,877
	Net Assets – 100%			$158,815,162

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of October 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$154,859,035	$—	$154,859,035
Short-Term Investments	—	1,010,250	—	1,010,250
Total	$—	$155,869,285	$—	$155,869,285

12	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2010, the cost of investments was $148,240,173.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2010, were as follows:

Gross unrealized:
Appreciation	$7,850,281
Depreciation	(221,169)
Net unrealized appreciation (depreciation) of investments	$7,629,112

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

Nuveen Investments	13

Portfolio of Investments (Unaudited)

International Income Managed Accounts Portfolio

October 31, 2010

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value
		SOVEREIGN DEBT – 42.3%

		Colombia – 14.7%

650,000	COP	Republic of Colombia	12.000%	10/22/15	BB+	$477,387
		Czech Republic – 8.8%

5,000	CZK	Czech Republic Government Bond	2.800%	9/16/13	A+	286,497
		Germany – 14.5%

215	EUR	Deutschland Republic	3.250%	7/04/15	AAA	320,478
100	EUR	Deutschland Republic	3.500%	7/04/19	AAA	150,826
		Total Germany				471,304
		Peru – 2.9%

250	PEN	Republic of Peru	6.950%	8/12/31	Baa3	95,975
		Poland – 1.4%

130	PLN	Republic of Poland	5.250%	10/25/20	A	44,348
		Total Sovereign Debt (cost $1,240,418)				1,375,511

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 3.1%

$100		United States of America Treasury Notes	1.375%	10/15/12	AAA	$102,016
		Total U.S. Government and Agency Obligations (cost $101,809)				102,016

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value
		SHORT-TERM INVESTMENTS – 52.3%

		U.S. Government and Agency Obligations – 52.3%

$600		Federal Home Loan Banks, Discount Notes	0.000%	11/26/10	AAA	$599,898

149		Federal Home Loan Banks, Discount Notes	0.000%	1/04/11	AAA	148,966

600		Federal Home Loan Banks, Discount Notes	0.000%	3/02/11	AAA	599,677

350		United States of America Treasury Notes, (3)	0.875%	5/31/11	AAA	351,449
1,799		Total U.S. Government and Agency Obligations				1,699,990
		Total Short-Term Investments (cost $1,699,413)				1,699,990
		Total Investments (cost $3,041,640) – 97.7%				3,177,517
		Other Assets Less Liabilities – 2.3%				76,142
		Net Assets – 100%				$3,253,659

Investments in Derivatives

Forward Foreign Currency Exchange Contracts outstanding at October 31, 2010:

Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (USD)
Brazilian Real	219,000	U.S. Dollar	129,127	11/03/10	$327
Colombian Peso	878,900,000	U.S. Dollar	485,312	12/15/10	7,464
Czech Koruna	2,057,445	U.S. Dollar	112,574	1/31/11	(3,544)
Czech Koruna	3,078,634	U.S. Dollar	173,313	1/31/11	(440)
Euro	20,000	U.S. Dollar	27,675	1/31/11	(128)
Euro	330,000	U.S. Dollar	444,261	1/31/11	(14,479)
Mexican Peso	376,361	U.S. Dollar	30,000	1/31/11	(283)
Peruvian Nouveau Sol	256,250	U.S. Dollar	90,039	1/12/11	(1,478)
Polish Zloty	121,537	U.S. Dollar	40,988	1/31/11	(1,378)
Pound Sterling	80,000	U.S. Dollar	127,998	12/20/10	(143)
U.S. Dollar	117,173	Australian Dollar	120,000	12/29/10	(430)
U.S. Dollar	127,303	Brazilian Real	219,000	11/03/10	1,497

14	Nuveen Investments

Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (USD)
U.S. Dollar	30,000	Indian Rupee	1,336,800	12/06/10	$(129)
U.S. Dollar	30,000	Indian Rupee	1,357,800	12/06/10	340
U.S. Dollar	126,263	Mexican Peso	1,600,000	11/12/10	3,236
U.S. Dollar	123,343	New Turkish Lira	183,188	11/15/10	4,064
U.S. Dollar	60,000	Philippine Peso	2,634,360	12/06/10	1,115
U.S. Dollar	2,396	Polish Zloty	6,825	1/31/11	(16)
U.S. Dollar	62,500	South African Rand	437,363	12/15/10	(475)
U.S. Dollar	62,500	South African Rand	439,653	12/15/10	(150)
U.S. Dollar	265	Swedish Krona	1,820	1/31/11	6
					$(5,024)

Interest Rate Swaps outstanding at October 31, 2010:

Counterparty	Notional Amount		Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate*	Fixed Rate Payment Frequency	Termination Date	Value (USD)	Unrealized Appreciation (Depreciation) (USD)
Citibank	150,000	PLN	Pay	6-Month WIBOR	5.340%	Annually	7/06/20	$651	$651
Credit Suisse	28,000,000	JPY	Pay	6-Month LIBOR-BBA	0.543	Semi-Annually	11/26/11	639	639
Credit Suisse	46,500,000	JPY	Receive	6-Month LIBOR-BBA	0.793	Semi-Annually	11/26/14	(9,406)	(9,406)
Credit Suisse	18,500,000	JPY	Pay	6-Month LIBOR-BBA	1.406	Semi-Annually	11/26/19	11,498	11,498
Deutsche Bank AG	4,000,000	MXN	Pay	28-Day MXN-TIIE	8.225	28-Day	12/30/19	45,002	45,002
Deutsche Bank AG	500,000	ILS	Pay	3-Month TELBOR	4.850	Annually	5/20/20	7,000	7,000
JPMorgan	10,000,000	ZAR	Pay	3-Month JIBAR	6.300	Quarterly	9/20/12	11,998	11,998
JPMorgan	243,000,000	CLP	Pay	6-Month CLICP	4.580	Semi-Annually	8/10/14	(2,909)	(2,706)
JPMorgan	194,000,000	KRW	Receive	3-Month KRW-CD-KSDA	4.250	Quarterly	3/11/15	(5,102)	(5,102)
JPMorgan, (4)	800,000	BRL	Pay	BRL-CDI	12.000	1/02/17	1/02/17	6,135	6,135
JPMorgan	2,700,000	ZAR	Receive	3-Month JIBAR	7.560	Quarterly	9/20/20	(9,185)	(9,185)
Morgan Stanley	103,000,000	JPY	Pay	6-Month LIBOR-BBA	0.386	Semi-Annually	10/05/12	(168)	(168)
Morgan Stanley	1,250,000	SEK	Receive	3-Month STIBOR	2.535	Annually	5/06/15	(1,555)	(1,555)
Morgan Stanley	100,000	CHF	Receive	6-Month LIBOR-BBA	2.358	Annually	4/12/20	(6,315)	(6,315)
Morgan Stanley	21,000,000	JPY	Receive	6-Month LIBOR-BBA	1.022	Semi-Annually	10/05/20	(712)	(712)
RBC	390,000	NZD	Pay	3-Month NZD-BBR	6.045	Semi-Annually	6/22/19	26,008	38,940
RBC	150,000	AUD	Pay	6-Month AUD-BBR	6.100	Semi-Annually	1/14/20	4,600	4,600
UBS AG	4,400,000	MXN	Pay	28-Day MXN-TIIE	5.270	28-Day	9/06/12	2,070	2,070
UBS AG	8,000,000	MXN	Receive	28-Day MXN-TIIE	5.960	28-Day	9/03/15	(9,397)	(9,397)
UBS AG	1,900,000	CZK	Receive	6-Month PRIBOR	3.000	Annually	6/21/20	(2,890)	(2,890)
UBS AG	3,600,000	MXN	Pay	28-Day MXN-TIIE	6.600	28-Day	8/27/20	4,467	4,467
									$85,564
*	Annualized.

Futures Contracts outstanding at October 31, 2010:

Type	Contract Position	Number of Contracts	Contract Expiration	Value (USD)	Unrealized Appreciation (Depreciation) (USD)
U.S. 5-Year Treasury Note	Short	(7)	12/10	$(851,047)	$(5,224)
U.S. 10-Year Treasury Note	Long	4	12/10	505,125	(996)
U.S. 30-Year Treasury Bond	Long	1	12/10	130,938	(2,659)
					$(8,879)

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	15

Portfolio of Investments (Unaudited)

International Income Managed Accounts Portfolio (continued)

October 31, 2010

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of October 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Sovereign Debt	$—	$1,375,511	$—	$1,375,511
U.S. Government and Agency Obligations	102,016	—	—	102,016
Short-Term Investments	351,449	1,348,541	—	1,699,990
Derivatives:
Forward Foreign Currency Exchange Contracts*	—	(5,024)	—	(5,024)
Interest Rate Swaps*	—	79,429	6,135	85,564
Futures Contracts*	(8,879)	—	—	(8,879)
Total	$444,586	$2,798,457	$6,135	$3,249,178
*	Represents net unrealized appreciation (depreciation).

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Interest Rate Swaps*
Balance at the beginning of period	$1,988
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	4,147
Net purchases at cost (sales at proceeds)	—
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	—
Balance at the end of period	$6,135
*	Represents net unrealized appreciation (depreciation).

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of October 31, 2010, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Foreign Currency	Forward Foreign Currency	Unrealized appreciation on	$18,049	Unrealized depreciation on	$23,073
Exchange Rate	Exchange Contracts	forward foreign currency exchange contracts		forward foreign currency exchange contracts
Interest Rate	Futures Contracts	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts*	—	Deposits with brokers for open futures contracts and Payable for variation margin on futures contracts*	8,879
Interest Rate	Swaps	Unrealized appreciation on interest rate swaps**	133,000	Unrealized depreciation on interest rate swaps**	47,436
Total			$151,049		$79,388
*	Value represents cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments.
**	Value represents cumulative unrealized appreciation (depreciation) of swap contracts as reported in the Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of foreign currency transaction gains and losses, amortization of premium and timing and

16	Nuveen Investments

character differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2010, the cost of investments (excluding investments in derivatives) was $3,052,382.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at October 31, 2010, were as follows:

Gross unrealized:
Appreciation	$125,437
Depreciation	(302)
Net unrealized appreciation (depreciation) of investments	$125,135

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3.

AUD	Australian Dollar

BRL	Brazilian Real

CHF	Swiss Franc

CLP	Chilean Peso

COP	Colombian Peso

CZK	Czech Republic Koruna

EUR	Euro

ILS	Israeli Shekel

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

NZD	New Zealand Dollar

PEN	Peruvian Nouveau Sol

PLN	Polish Zloty

SEK	Swedish Krona

USD	United States Dollar

ZAR	South African Rand

AUD-BBR	Australian Dollar-Bank Bill Rate

BRL-CDI	Brazilian Average Overnight Inter-Bank Deposit Offered Rate

CLICP	Sinacofi Chile Inter-Bank Rate Average

JIBAR	Johannesburg Inter-Bank Agreed Rate

KRW-CD-KSDA	Korean Won-Certificates of Deposit-Korean Securities Dealers Association

LIBOR-BBA	London Inter-Bank Offered Rate-British Bankers’ Association

MXN-TIIE	Mexican Peso Inter-Bank Equilibrium Interest Rate

NZD-BBR	New Zealand Dollar-Bank Bill Rate

PRIBOR	Czech Republic Inter-Bank Offered Rate

STIBOR	Stockholm Inter-Bank Offered Rate

TELBOR	Tel-Aviv Inter-Bank Offered Rate

WIBOR	Warsaw Inter-Bank Offered Rate

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Enhanced Multi-Strategy Income Managed Accounts Portfolio

October 31, 2010

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 43.6%

	Aerospace & Defense –1.0%

$5	BE Aerospace Inc.	8.500%	7/01/18	BB	$5,613

25	Global Aviation Holdings, 144A	14.000%	8/15/13	BB–	27,125

20	Kratos Defense & Security Solutions Inc.	10.000%	6/01/17	B+	22,300

10	Raytheon Company	4.400%	2/15/20	A–	10,911
60	Total Aerospace & Defense				65,949
	Auto Components – 0.4%

25	American & Axle Manufacturing Inc.	7.875%	3/01/17	B–	25,406
	Beverages – 0.6%

20	Anheuser Busch InBev, 144A	5.375%	11/15/14	BBB+	22,615

5	Miller Brewing Company, 144A	5.500%	8/15/13	BBB+	5,511

10	PepsiCo Inc.	3.750%	3/01/14	Aa3	10,882
35	Total Beverages				39,008
	Building Products – 0.4%

25	Ryland Group Inc.	6.625%	5/01/20	BB–	24,469
	Capital Markets – 2.0%

20	Bank of New York Mellon	4.300%	5/15/14	Aa2	21,942

95	Goldman Sachs Group, Inc.	5.500%	11/15/14	A1	105,644
115	Total Capital Markets				127,586
	Chemicals – 0.8%

20	CF Industries Inc.	6.875%	5/01/18	BB+	22,850

10	E.I. Du Pont de Nemours and Company	3.250%	1/15/15	A	10,741

15	Methanex Corporation	8.750%	8/15/12	BBB–	16,050

5	Praxair, Inc.	4.500%	8/15/19	A	5,519
50	Total Chemicals				55,160
	Commercial Banks – 2.1%

20	BB&T Corporation	5.700%	4/30/14	A1	22,588

10	Fifth Third Bancorp.	6.250%	5/01/13	Baa1	11,022

10	KeyCorp.	6.500%	5/14/13	BBB+	11,010

45	Morgan Stanley	5.625%	9/23/19	A	47,335

15	US Bancorp	4.200%	5/15/14	Aa3	16,532

25	Wells Fargo & Company	5.250%	10/23/12	AA–	27,058
125	Total Commercial Banks				135,545
	Commercial Services & Supplies – 1.4%

20	Avis Budget Car Rental, 144A	8.250%	1/15/19	B	20,300

25	Browning Ferris – Allied Waste	9.250%	5/01/21	BBB	32,309

10	PHI Inc., 144A	8.625%	10/15/18	B+	10,125

25	West Corporation	11.000%	10/15/16	B–	27,125
80	Total Commercial Services & Supplies				89,859
	Consumer Finance – 0.6%

35	American Express Credit Corporation	7.300%	8/20/13	A2	40,050
	Containers & Packaging – 0.1%

5	Intertape Polymer US Inc.	8.500%	8/01/14	Caa1	4,225

5	Rock-Tenn Company	5.625%	3/15/13	BBB–	5,250
10	Total Containers & Packaging				9,475

18	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Financial Services – 3.0%

$50	Citigroup Inc.	6.125%	11/21/17	A	$55,732

25	General Electric Capital Corporation	6.875%	1/10/39	AA+	28,841

75	JPMorgan Chase & Company	6.000%	1/15/18	Aa3	85,739

25	National Rural Utilities Cooperative Finance Corporation	7.250%	3/01/12	A	27,138
175	Total Diversified Financial Services				197,450
	Diversified Telecommunication Services – 6.0%

35	AT&T, Inc.	6.800%	5/15/36	A	40,552

25	Cequel Communication Holdings I, 144A	8.625%	11/15/17	B–	26,875

10	Charter Communications, CCO Holdings LLC	7.250%	10/30/17	B	10,375

25	Cincinnati Bell Inc.	8.750%	3/15/18	B–	24,313

25	Citizens Communications Company	9.000%	8/15/31	BB	28,000

10	Cox Communications, Inc	5.500%	10/01/15	Baa2	11,465

15	France Telecom	5.375%	7/08/19	A–	17,593

25	Insight Communications, 144A	9.375%	7/15/18	B–	27,250

25	Paetec Holding Corporation	8.875%	6/30/17	B1	27,063

30	Qwest Communications International Inc., 144A	7.125%	4/01/18	Ba2	32,025

50	Telecom Italia Capital	5.250%	10/01/15	BBB	55,036

25	Telefonica Emisiones SAU	4.949%	1/15/15	A–	27,629

45	Verizon Communications	6.250%	4/01/37	A	50,196

10	Windstream Corporation, 144A	7.750%	10/15/20	Ba3	10,650
355	Total Diversified Telecommunication Services				389,022
	Electric Utilities – 0.3%

25	Edison Mission Energy	7.625%	5/15/27	B–	16,938

5	West Corporation, 144A	8.625%	10/01/18	B	5,213
30	Total Electric Utilities				22,151
	Electronic Equipment & Instruments – 0.3%

15	ViaSystems Inc., 144A	12.000%	1/15/15	B+	16,856
	Energy Equipment & Services – 1.3%

25	Geokinetics Holdings Inc.	9.750%	12/15/14	B–	23,125

25	Linn Energy LLC Finance Corporation, 144A	7.750%	2/01/21	B	25,938

5	Nabors Industries Inc., 144A	9.250%	1/15/19	BBB	6,440

25	Plains All American Pipeline L.P.	5.750%	1/15/20	BBB–	27,981
80	Total Energy Equipment & Services				83,484
	Food & Staples Retailing – 1.0%

10	Safeway Inc.	6.250%	3/15/14	BBB	11,434

50	Wal-Mart Stores, Inc.	3.200%	5/15/14	AA	53,881
60	Total Food & Staples Retailing				65,315
	Food Products – 0.1%

5	Kraft Foods Inc.	6.125%	2/01/18	Baa2	5,899
	Hotels, Restaurants & Leisure – 1.0%

5	Boyd Gaming Corporation, 144A, (WI/DD)	9.125%	12/01/18	B	5,031

20	Brunswick Corporation	7.375%	9/01/23	Caa1	18,100

15	McDonald’s Corporation	5.800%	10/15/17	A	17,949

25	MGM Mirage Inc.	5.875%	2/27/14	CCC+	22,625
65	Total Hotels, Restaurants & Leisure				63,705

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Enhanced Multi-Strategy Income Managed Accounts Portfolio (continued)

October 31, 2010

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Household Durables – 1.0%

$15	MDC Holdings Inc.	5.625%	2/01/20	BBB-	$15,149

25	Meritage Homes Corporation	7.150%	4/15/20	B+	24,375

25	Norcraft Companies Finance	10.500%	12/15/15	B2	26,813
65	Total Household Durables				66,337
	Household Products – 0.2%

10	Clorox Company	3.550%	11/01/15	BBB+	10,804
	Independent Power Producers & Energy Traders – 0.3%

20	Calpine Corporation, 144A	7.500%	2/15/21	B+	20,575
	Industrial Conglomerates – 0.2%

10	Tyco International Group	6.000%	11/15/13	A–	11,352
	Insurance – 0.7%

25	Berkshire Hathaway Inc.	5.400%	5/15/18	AA+	28,525

15	MetLife Inc.	7.717%	2/15/19	A–	19,139
40	Total Insurance				47,664
	IT Services – 0.4%

25	First Data Corporation	9.875%	9/24/15	B–	21,250

6	Fiserv Inc.	6.125%	11/20/12	Baa2	6,543
31	Total IT Services				27,793
	Machinery – 0.4%

25	Greenbrier Companies, Inc.	8.375%	5/15/15	CCC	25,000
	Media – 4.5%

15	Allbritton Communications Company	8.000%	5/15/18	B	15,563

5	Clear Channel Worldwide Holdings Inc., 144A	9.250%	12/15/17	B	5,488

50	Comcast Corporation	5.850%	11/15/15	BBB+	58,502

35	Nielsen Finance LLC Co.	11.625%	2/01/14	B	40,425

10	Nielsen Finance LLC Co.	7.750%	10/15/18	B	10,413

25	Sinclair Television Group, 144A	9.250%	11/01/17	Ba3	27,625

5	Sinclair Television Group	8.375%	10/15/18	B2	5,225

40	Time Warner Cable Inc.	6.200%	7/01/13	BBB	45,078

30	Time Warner Inc.	4.875%	3/15/20	BBB	32,995

25	TL Acquisitions Inc., 144A	13.250%	7/15/15	CCC+	26,563

20	WMG Acquisition Group	9.500%	6/15/16	BB	21,650
260	Total Media				289,527
	Metals & Mining – 1.2%

5	Algoma Acquisition Corporation, 144A	9.875%	6/15/15	CCC+	4,625

20	BHP Billiton Finance Limited	5.500%	4/01/14	A+	22,667

25	Essar Steel Algoma Inc., 144A	9.375%	3/15/15	B+	25,938

10	Steel Dynamics, Inc., 144A	7.625%	3/15/20	BB+	10,775

10	Steel Dynamics, Inc.	7.375%	11/01/12	BB+	10,738
70	Total Metals & Mining				74,743
	Multiline Retail – 1.9%

10	Costco Wholesale Corporation	5.300%	3/15/12	A+	10,634

20	CVS Caremark Corporation	3.250%	5/18/15	BBB+	21,058

20	Home Depot, Inc.	5.400%	3/01/16	BBB+	22,968

20	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Multiline Retail (continued)

$5	Prestige Brands Inc., 144A, (WI/DD)	8.250%	4/01/18	B	$5,238

5	Sears Holding Corporation, 144A	6.625%	10/15/18	BB+	5,013

35	Target Corporation	5.375%	5/01/17	A+	40,925

5	Viking Acquisition Inc., 144A, (WI/DD)	9.250%	11/01/18	CCC+	5,000

10	Visant Corporation, 144A	10.000%	10/01/17	B–	10,675
110	Total Multiline Retail				121,511
	Multi-Utilities – 0.4%

25	Bon-Ton Department Stores Inc.	10.250%	3/15/14	CCC+	25,625
	Oil, Gas & Consumable Fuels – 5.5%

10	Anadarko Petroleum Corporation	7.625%	3/15/14	BBB–	11,383

20	ATP Oil & Gas Corporation, 144A	11.875%	5/01/15	CCC+	18,350

25	BP Capital Markets PLC	3.625%	5/08/14	A	26,225

10	Breitburn Energy Partners LP, 144A	8.625%	10/15/20	B+	10,150

10	Chevron Corporation	3.950%	3/03/14	Aa1	10,977

20	Enbridge Energy Partners LP	5.200%	3/15/20	BBB	21,926

12	Energy XXI Gulf Coast Inc., 144A	16.000%	6/15/14	B+	14,105

30	Enterprise Products Operating Group LLP	4.600%	8/01/12	BBB–	31,584

10	EOG Resources Inc.	5.625%	6/01/19	A–	11,815

5	Markwest Energy Partners LP, (WI/DD)	6.750%	11/01/20	BB–	5,138

10	McMoran Exploration Corporation	11.875%	11/15/14	B	11,200

25	NFR Energy LLC / Finance Corporation, 144A	9.750%	2/15/17	B	25,094

20	Occidental Petroleum Corporation	4.125%	6/01/16	A	22,485

20	Offshore Group Investment Limited, 144A	11.500%	8/01/15	B–	21,300

25	OPTI Canada Inc.	8.250%	12/15/14	B–	19,063

20	RAAM Global Energy Company	12.500%	10/01/15	B	20,700

25	Sabine Pass LNG LP	7.500%	11/30/16	B+	23,219

15	Sandridge Energy Inc.	8.625%	4/01/15	B+	15,413

5	Sandridge Energy Inc., 144A	8.750%	1/15/20	B+	5,225

25	SunCor Energy Inc.	6.100%	6/01/18	BBB+	29,624

5	W&T Offshore, Inc., 144A	8.250%	6/15/14	B+	4,874
347	Total Oil, Gas & Consumable Fuels				359,850
	Paper & Forest Products – 0.7%

25	Georgia-Pacific Corporation, 144A, (WI/DD)	5.400%	11/01/20	BBB	25,896

20	McClatchy Company	11.500%	2/15/17	B1	21,524
45	Total Paper & Forest Products				47,420
	Real Estate Investment Trust – 0.6%

20	Host Hotel & Resorts Inc., 144A	6.000%	11/01/20	BB+	20,099

20	Potlatch Corporation, 144A	7.500%	11/01/19	Ba1	21,099
40	Total Real Estate Investment Trust				41,198
	Road & Rail – 0.4%

25	DynCorp International Inc., 144A	10.375%	7/01/17	B1	25,687
	Specialty Retail – 0.5%

25	Claires Stores, Inc.	10.500%	6/01/17	CCC	22,312

10	TJX Companies, Inc.	4.200%	8/15/15	A	11,124
35	Total Specialty Retail				33,436

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Enhanced Multi-Strategy Income Managed Accounts Portfolio (continued)

October 31, 2010

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Textiles, Apparel & Luxury Goods – 0.2%

$10	Brickman Group Holdings, 144A	9.125%	11/01/18	B3	$10,349
	Tobacco 0.6%

30	Altria Group Inc.	8.500%	11/10/13	Baa1	36,190
	Wireless Telecommunication Services – 1.5%

25	Cricket Communications Inc.	10.000%	7/15/15	B–	27,499

27	IntelSat Bermuda Limited	11.500%	2/04/17	CCC+	28,852

5	Nokia Corporation	5.375%	5/15/19	A	5,574

25	Sprint Capital Corporation	6.900%	5/01/19	BB–	25,687

10	XM Satellite Radio Inc., 144A	7.625%	11/01/18	B+	10,324
92	Total Wireless Telecommunication Services				97,936
$2,635	Total Corporate Bonds (cost $2,577,015)				2,829,386

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONVERTIBLE BONDS – 0.1%

	Diversified Telecommunication Services – 0.1%

$5	Qwest Communications International Inc.	7.500%	2/15/14	Ba2	$5,125
	Total Convertible Bonds (cost $4,735)				5,125

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 66.8%

	Autos – Asset-Backed Securities – 7.0%

$91	Capital Auto Receivable Asset Trust, 2008-2, A3A	4.680%	10/15/12	AAA	$93,024

205	Daimler Chrysler Auto Trust 2008B	4.710%	9/10/12	AAA	208,146

58	Nissan Auto Receivables Owner Trust 2008-B A3	4.460%	4/16/12	AAA	58,327

92	Volkswagen Auto Loan Enhanced Trust, 2008-2, Class A3A	5.470%	3/20/13	AAA	94,778

446	Total Autos - Asset-Backed Securities				454,275
	Residential – Mortgage-Backed Securities – 59.8%

658	Federal National Mortgage Association Pool 929182	5.000%	3/01/38	AAA	699,799

89	Federal National Mortgage Association Pool 946228	6.214%	9/01/37	AAA	96,041

806	Federal National Mortgage Association Pool 984834	5.000%	7/01/38	AAA	857,076

2,050	Federal National Mortgage Association Pool, (MDR), (WI/DD)	5.000%	TBA	AAA	2,221,368

3,603	Total Residential - Mortgage-Backed Securities				3,874,284
$4,049	Total Asset-Backed and Mortgage-Backed Securities (cost $4,196,719)				4,328,559

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 7.9%

$20	United States of America Treasury Bonds	3.500%	2/15/39	AAA	$18,316

75	United States of America Treasury Bonds	4.250%	5/15/39	AAA	78,293

20	United States of America Treasury Notes	1.375%	5/15/12	AAA	20,334

125	United States of America Treasury Notes, (3)	3.875%	2/15/13	AAA	135,117

100	United States of America Treasury Notes	3.125%	9/30/13	AAA	107,664

40	United States of America Treasury Notes	3.625%	2/15/20	AAA	43,678

125	United States of America Treasury Securities, STRIPS, (P/O)	0.000%	5/15/30	AAA	57,357

22	Nuveen Investments

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)

$20		United States of America Treasury Securities, STRIPS, (P/O)	0.000%	2/15/37	Aaa	$6,522

165		United States of America Treasury Securities, STRIPS, (P/O)	0.000%	5/15/39	AAA	47,782
$690		Total U.S. Government and Agency Obligations (cost $489,709)				515,063

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value
		SOVEREIGN DEBT – 2.4%

		Peru – 2.4%

400	PEN	Republic of Peru	6.950%	8/12/31	Baa3	$153,560
		Total Sovereign Debt (cost $142,753)				153,560

Principal Amount (000)		Description (1)		Coupon	Maturity	Value
		SHORT-TERM INVESTMENTS – 11.7%

$757		Repurchase Agreement with State Street Bank, dated 10/29/10, repurchase price $757,344, collateralized by $720,000 U.S.Treasury Notes, 2.500%, due 4/30/15, value $773,928		0.020%	11/01/10	$757,343
		Total Short-Term Investments (cost $757,343)				757,343
		Total Investments (cost $8,168,274) – 132.5%				8,589,036
		Other Assets Less Liabilities – (32.5)%				(2,106,965)
		Net Assets – 100%				$6,482,071

Investments in Derivatives

Forward Foreign Currency Exchange Contracts outstanding at October 31, 2010:

Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (USD)
Brazilian Real	346,750	U.S. Dollar	204,452	11/03/10	$517
Peruvian Nouveau Sol	410,000	U.S. Dollar	144,062	1/12/11	(2,365)
Pound Sterling	130,000	U.S. Dollar	207,997	12/20/10	(232)
U.S. Dollar	195,288	Australian Dollar	200,000	12/29/10	(717)
U.S. Dollar	201,564	Brazilian Real	346,750	11/03/10	2,371
U.S. Dollar	50,000	Indian Rupee	2,228,000	12/06/10	(215)
U.S. Dollar	50,000	Indian Rupee	2,263,000	12/06/10	567
U.S. Dollar	197,285	Mexican Peso	2,500,000	11/12/10	5,056
U.S. Dollar	100,000	Philippine Peso	4,390,600	12/06/10	1,859
U.S. Dollar	100,000	South African Rand	699,780	12/15/10	(760)
U.S. Dollar	100,000	South African Rand	703,445	12/15/10	(240)
U.S. Dollar	1,274	Swedish Krona	8,740	1/31/11	31
U.S. Dollar	195,293	Turkish Lira	290,048	11/15/10	6,435
					$12,307

Interest Rate Swaps outstanding at October 31, 2010:

Counterparty	Notional Amount		Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate*	Fixed Rate Payment Frequency	Termination Date	Value (USD)	Unrealized Appreciation (Depreciation) (USD)
Citibank	750,000	PLN	Pay	6-Month WIBOR	5.340%	Annually	7/06/20	$3,257	$3,257
Credit Suisse	33,000,000	JPY	Pay	6-Month LIBOR-BBA	0.543	Semi-Annually	11/26/11	753	753
Credit Suisse	55,000,000	JPY	Receive	6-Month LIBOR-BBA	0.793	Semi-Annually	11/26/14	(11,126)	(11,126)
Credit Suisse	22,000,000	JPY	Pay	6-Month LIBOR-BBA	1.406	Semi-Annually	11/26/19	13,674	13,674
Deutsche Bank AG	6,500,000	MXN	Pay	28-Day MXN-TIIE	8.225	28-Day	12/30/19	73,129	73,129
Deutsche Bank AG	1,500,000	ILS	Pay	3-Month TELBOR	4.850	Annually	5/20/20	20,999	20,999

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Enhanced Multi-Strategy Income Managed Accounts Portfolio (continued)

October 31, 2010

Counterparty	Notional Amount		Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate*	Fixed Rate Payment Frequency	Termination Date	Value (USD)	Unrealized Appreciation (Depreciation) (USD)
JPMorgan	17,800,000	ZAR	Pay	3-Month JIBAR	6.300%	Quarterly	9/20/12	$21,357	$21,357
JPMorgan	274,000,000	CLP	Pay	6-Month CLICP	4.580	Semi-Annually	8/10/14	(3,280)	(3,136)
JPMorgan	949,000,000	KRW	Receive	3-Month KRW-CD-KSDA	4.250	Quarterly	3/11/15	(24,958)	(24,958)
JPMorgan, (4)	1,300,000	BRL	Pay	BRL-CDI	12.000	1/02/17	1/02/17	9,969	9,969
JPMorgan	4,800,000	ZAR	Receive	3-Month JIBAR	7.560	Quarterly	9/20/20	(16,329)	(16,329)
Morgan Stanley	202,000,000	JPY	Pay	6-Month LIBOR-BBA	0.386	Semi-Annually	10/05/12	(329)	(329)
Morgan Stanley	6,000,000	SEK	Receive	3-Month STIBOR	2.535	Annually	5/06/15	(7,463)	(7,463)
Morgan Stanley	500,000	CHF	Receive	6-Month LIBOR-BBA	2.358	Annually	4/12/20	(31,577)	(31,577)
Morgan Stanley	40,000,000	JPY	Receive	6-Month LIBOR-BBA	1.022	Semi-Annually	10/05/20	(1,356)	(1,356)
RBC	250,000	NZD	Pay	3-Month NZD-BBR	6.045	Semi-Annually	6/22/19	16,669	16,823
UBS AG	8,300,000	MXN	Pay	28-Day MXN-TIIE	5.270	28-Day	9/06/12	3,905	3,905
UBS AG	15,000,000	MXN	Receive	28-Day MXN-TIIE	5.960	28-Day	9/03/15	(17,620)	(17,620)
UBS AG	7,000,000	CZK	Receive	6-Month PRIBOR	3.000	Annually	6/21/20	(10,647)	(10,647)
UBS AG	6,700,000	MXN	Pay	28-Day MXN-TIIE	6.600	28-Day	8/27/20	8,313	8,313
									$47,638
*	Annualized.

Credit Default Swaps outstanding at October 31, 2010:

Counterparty	Referenced Entity	Buy/Sell Protection		Current Credit Spread (5)	Notional Amount (USD)	Fixed Rate	Termination Date	Value (USD)	Unrealized Appreciation (Depreciation) (USD)
JPMorgan	DJ Investment Grade CDX	Sell	(6)	0.79%	$3,000,000	1.000%	12/20/14	$28,415	$(2,659)
JPMorgan	DJ High Yield CDX	Sell	(6)	3.70	282,000	5.000	6/20/14	13,770	82,155
									$79,496

Futures Contracts outstanding at October 31, 2010:

Type	Contract Position	Number of Contracts	Contract Expiration	Value (USD)	Unrealized Appreciation (Depreciation) (USD)
U.S. 2-Year Treasury Note	Long	4	12/10	$879,938	$1,988
U.S. 5-Year Treasury Note	Short	(8)	12/10	(972,625)	(5,587)
U.S. 10-Year Treasury Note	Long	6	12/10	757,688	920
U.S. 30-Year Treasury Bond	Long	7	12/10	916,563	(10,708)
					$(13,387)

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

24	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of October 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$2,829,386	$—	$2,829,386
Convertible Bonds	—	5,125	—	5,125
Asset-Backed and Mortgage-Backed Securities	—	4,328,559	—	4,328,559
U.S. Government and Agency Obligations	403,402	111,661	—	515,063
Sovereign Debt	—	153,560	—	153,560
Short-Term Investments	757,343	—	—	757,343
Derivatives:
Forward Foreign Currency Exchange Contracts*	—	12,307	—	12,307
Interest Rate Swaps*	—	37,669	9,969	47,638
Credit Default Swaps*	—	79,496	—	79,496
Futures Contracts*	(13,387)	—	—	(13,387)
Total	$1,147,358	$7,557,763	$9,969	$8,715,090
*	Represents net unrealized appreciation (depreciation).

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Interest Rate Swaps*
Balance at the beginning of period	$3,230
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	6,739
Net purchases at cost (sales at proceeds)	—
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	—
Balance at the end of period	$9,969
*	Represents net unrealized appreciation (depreciation).

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of October 31, 2010, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Foreign Currency Exchange Rate	Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$16,836	Unrealized depreciation on forward foreign currency exchange contracts	$4,529
Interest Rate	Futures Contracts	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts*	2,908	Deposits with brokers for open futures contracts and Payable for variation margin on futures contracts*	16,295
Interest Rate	Swaps	Unrealized appreciation on interest rate swaps**	172,179	Unrealized depreciation on interest rate swaps**	124,541

Credit	Swaps	Unrealized appreciation on credit default swaps**	82,155	Unrealized depreciation on credit default swaps**	2,659
Total			$274,078		$148,024
*	Value represents cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments.
**	Value represents cumulative unrealized appreciation (depreciation) of swap contracts as reported in the Portfolio of Investments.

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Enhanced Multi-Strategy Income Managed Accounts Portfolio (continued)

October 31, 2010

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of foreign currency transaction gains and losses, amortization of premium and timing and character differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2010, the cost of investments (excluding investments in derivatives) was $8,173,494.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at October 31, 2010, were as follows:

Gross unrealized:
Appreciation	$416,255
Depreciation	(713)
Net unrealized appreciation (depreciation) of investments	$415,542

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3.

(5)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher likelihood of performance by the seller of protection.

(6)	The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

MDR	Denotes investment is subject to dollar roll transactions.

P/O	Principal only security.

BRL	Brazilian Real

CHF	Swiss Franc

CLP	Chilean Peso

CZK	Czech Republic Koruna

ILS	Israeli Shekel

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

NZD	New Zealand Dollar

PEN	Peruvian Nouveau Sol

PLN	Polish Zloty

SEK	Swedish Krona

USD	United States Dollar

ZAR	South African Rand

BRL-CDI	Brazilian Average Overnight Inter-Bank Deposit Offered Rate

CLICP	Sinacofi Chile Inter-Bank Rate Average

JIBAR	Johannesburg Inter-Bank Agreed Rate

KRW-CD-KSDA	Korean Won-Certificates of Deposit-Korean Securities Dealers Association

LIBOR-BBA	London Inter-Bank Offered Rate-British Bankers’ Association

MXN-TIIE	Mexican Peso Inter-Bank Equilibrium Interest Rate

NZD-BBR	New Zealand Dollar-Bank Bill Rate

PRIBOR	Czech Republic Inter-Bank Offered Rate

STIBOR	Stockholm Inter-Bank Offered Rate

TELBOR	Tel-Aviv Inter-Bank Offered Rate

WIBOR	Warsaw Inter-Bank Offered Rate

26	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Managed Accounts Portfolios Trust

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: December 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: December 30, 2010

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 30, 2010